Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total	Total equity shareholder's funds	Called- up share capital	Share premium account	Other reserves	Own shares	Retained earnings [1]	Non- controlling interests
Beginning balance at Dec. 31, 2020		£ 5,050.1	£ 4,732.0	£ 129.6	£ 570.3	£ 191.2	£ (1,118.3)	£ 4,959.2	£ 318.1
Ordinary shares issued		4.4	4.4		4.4
Share cancellations		(729.3)	(729.3)	(7.2)		7.2		(729.3)
Treasury shares used for share option schemes		0.0	0.0				3.7	(3.7)
Profit for the year		720.7	637.7					637.7	83.0
Foreign exchange differences on translation of foreign operations		(143.0)	(132.7)			(132.7)			(10.3)
Gain on net investment hedges		45.5	45.5			45.5
Fair value loss arising on hedging instruments		(38.0)	(38.0)			(38.0)
Less: gain/(loss) reclassified to profit or loss		38.0	38.0			38.0
Share of other comprehensive (loss)/ earnings of associate undertakings		13.5	13.5			7.3		6.2
Movements on equity investments held at fair value through other comprehensive income		(35.5)	(35.5)					(35.5)
Actuarial (loss)/gain on defined benefit pension plans		14.3	14.3					14.3
Deferred tax on defined benefit pension plans		(3.0)	(3.0)					(3.0)
Other comprehensive (loss)/income for the year		(108.2)	(97.9)			(79.9)		(18.0)	(10.3)
Total comprehensive (loss)/income for the year		612.5	539.8			(79.9)		619.7	72.7
Dividends paid		(429.2)	(314.7)					(314.7)	(114.5)
Non-cash share-based incentive plans (including share options)		99.6	99.6					99.6
Tax adjustment on share-based payments		15.4	15.4					15.4
Net movement in own shares held by ESOP Trusts		(89.2)	(89.2)				2.5	(91.7)
Recognition/derecognition of liabilities in respect of put options		(241.6)	(241.6)			(242.7)		1.1
Share purchases – close period commitments	[2]	(211.7)	(211.7)			(211.7)
Share of other equity movements of associates		(8.0)	(8.0)					(8.0)
Acquisition of subsidiaries	[3]	(4.0)	(180.3)					(180.3)	176.3
Ending balance at Dec. 31, 2021		4,069.0	3,616.4	122.4	574.7	(335.9)	(1,112.1)	4,367.3	452.6
Ordinary shares issued		1.2	1.2		1.2
Share cancellations		(807.4)	(807.4)	(8.3)		8.3		(807.4)
Profit for the year		775.4	682.7					682.7	92.7
Foreign exchange differences on translation of foreign operations		424.2	409.0			409.0			15.2
Gain on net investment hedges		(141.5)	(141.5)			(141.5)
Fair value loss arising on hedging instruments		38.5	38.5			38.5
Less: gain/(loss) reclassified to profit or loss		(38.5)	(38.5)			(38.5)
Share of other comprehensive (loss)/ earnings of associate undertakings		51.2	51.2			31.9		19.3
Movements on equity investments held at fair value through other comprehensive income		(22.3)	(22.3)					(22.3)
Actuarial (loss)/gain on defined benefit pension plans		16.6	16.6					16.6
Deferred tax on defined benefit pension plans		(7.4)	(7.4)					(7.4)
Other comprehensive (loss)/income for the year		320.8	305.6			299.4		6.2	15.2
Total comprehensive (loss)/income for the year		1,096.2	988.3			299.4		688.9	107.9
Dividends paid		(434.9)	(365.4)					(365.4)	(69.5)
Non-cash share-based incentive plans (including share options)		122.0	122.0					122.0
Tax adjustment on share-based payments		(9.2)	(9.2)					(9.2)
Net movement in own shares held by ESOP Trusts		(55.3)	(55.3)				58.0	(113.3)
Recognition/derecognition of liabilities in respect of put options		61.4	61.4			101.7		(40.3)
Share purchases – close period commitments	[2]	211.7	211.7			211.7
Acquisition of subsidiaries	[3]	(94.3)	(82.9)					(82.9)	(11.4)
Ending balance at Dec. 31, 2022		4,160.4	3,680.8	114.1	575.9	285.2	(1,054.1)	3,759.7	479.6
Ordinary shares issued		0.7	0.7		0.7
Treasury shares used for share option schemes		0.0					55.2	(55.2)
Profit for the year		197.2	110.4					110.4	86.8
Foreign exchange differences on translation of foreign operations		(427.1)	(404.0)			(404.0)			(23.1)
Gain on net investment hedges		108.2	108.2			108.2
Fair value loss arising on hedging instruments		(43.3)	(43.3)			(43.3)
Less: gain/(loss) reclassified to profit or loss		44.2	44.2			44.2
Share of other comprehensive (loss)/ earnings of associate undertakings		(0.9)	(0.9)			(0.9)
Movements on equity investments held at fair value through other comprehensive income		(3.0)	(3.0)					(3.0)
Actuarial (loss)/gain on defined benefit pension plans		(9.1)	(9.1)					(9.1)
Deferred tax on defined benefit pension plans		1.7	1.7					1.7
Other comprehensive (loss)/income for the year		(329.3)	(306.2)			(295.8)		(10.4)	(23.1)
Total comprehensive (loss)/income for the year		(132.1)	(195.8)			(295.8)		100.0	63.7
Dividends paid		(524.1)	(422.8)					(422.8)	(101.3)
Non-cash share-based incentive plans (including share options)		140.1	140.1					140.1
Tax adjustment on share-based payments		1.9	1.9					1.9
Net movement in own shares held by ESOP Trusts		(53.9)	(53.9)				8.8	(62.7)
Recognition/derecognition of liabilities in respect of put options		227.7	227.7			197.2		30.5
Acquisition of subsidiaries	[3]	12.0	(3.1)					(3.1)	15.1
Ending balance at Dec. 31, 2023		£ 3,832.7	£ 3,375.6	£ 114.1	£ 576.6	£ 186.6	£ (990.1)	£ 3,488.4	£ 457.1

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £346.5 million at 31 December 2023 (2022: £343.7 million, 2021: £308.5 million).
[2]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
[3]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.